HELD-TO-MATURITY INVESTMENTS (Details 1) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	$ 2,899,039	$ 971.5		$ 2,570,486
Up to 1 month
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	722,026			695,201
More than 1 month and no more than 3 months
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	38,071			27,608
More than 3 months and no more than 1 year
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	2,133,344			1,842,566
More than 1 year and no more than 5 years
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	5,598			4,938
More than 5 years and no more than 10 years
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	0			0
More than 10 years
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	$ 0			$ 173

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.